Sound Enhanced Fixed Income ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 12.8%			Shares	Value
Financial Services - 1.7%
Blackstone Secured Lending Fund(a)			14,920	$356,290
Runway Growth Finance Corp.			47,351	366,970
				723,260

Real Estate - 11.1%
Alpine Income Property Trust, Inc. - REIT			24,484	482,824
Digital Realty Trust, Inc. - REIT			806	142,823
Gaming and Leisure Properties, Inc. - REIT			2,939	143,746
National Health Investors, Inc. - REIT			3,052	256,582
National Storage Affiliates Trust - REIT(a)			5,821	203,851
NNN REIT, Inc. - REIT			7,133	323,268
Omega Healthcare Investors, Inc. - REIT			12,184	588,122
Realty Income Corp. - REIT			8,521	570,907
Sabra Health Care REIT, Inc. - REIT(a)			8,321	170,997
Simon Property Group, Inc. - REIT			5,328	1,086,113
VICI Properties, Inc. - REIT			19,601	592,146
				4,561,379

TOTAL COMMON STOCKS (Cost $4,869,940)				5,284,639

CORPORATE BONDS - 28.0%	Coupon	Maturity Date	Principal Amount	Value
Auto Parts Manufacturing - 6.0%
American Axle & Manufacturing, Inc. (Callable 01/24/2026)	5.00%	10/01/2029	825,000	806,578
Dana, Inc. (Callable 05/01/2026)	4.25%	09/01/2030	683,000	656,228
Goodyear Tire & Rubber Co. (Callable 04/15/2029)	5.00%	07/15/2029	1,044,000	1,024,036
				2,486,842

Chemicals - 3.5%
Celanese US Holdings LLC (Callable 04/15/2032)	6.63%	07/15/2032	158,000	166,741
Chemours Co. (Callable 02/15/2027)	5.38%	05/15/2027	505,000	510,633
Huntsman International LLC (Callable 02/01/2029)	4.50%	05/01/2029	518,000	495,923
Huntsman International LLC (Callable 07/15/2034)(a)	5.70%	10/15/2034	285,000	272,779
				1,446,076

Consumer Finance - 1.8%
Radian Group, Inc. (Callable 09/15/2026)	4.88%	03/15/2027	746,000	748,067

Exploration & Production - 4.1%
Apache Corp. (Callable 03/01/2040)	5.10%	09/01/2040	909,000	822,497
Expand Energy Corp. (Callable 02/01/2027)	4.75%	02/01/2032	572,000	571,432

Murphy Oil Corp. (Callable 10/01/2027)(a)	6.00%	10/01/2032	309,000	$309,662
				1,703,591

Hardware - 1.9%
Dell, Inc.(b)	6.50%	04/15/2038	712,000	774,679

Industrial Other - 2.0%
United Rentals North America, Inc. (Callable 01/24/2026)	4.88%	01/15/2028	835,000	834,994

Pipeline - 2.2%
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Callable 02/13/2026)	5.00%	01/15/2028	909,000	909,536

Refining & Marketing - 2.0%
HF Sinclair Corp. (Callable 10/15/2034)	6.25%	01/15/2035	247,000	260,166
PBF Holding Co LLC / PBF Finance Corp. (Callable 02/13/2026)	6.00%	02/15/2028	545,000	543,158
				803,324

Travel & Lodging - 2.2%
Hilton Domestic Operating Co., Inc. (Callable 01/24/2026)	4.88%	01/15/2030	902,000	903,173

Utilities - 2.3%
National Fuel Gas Co. (Callable 06/01/2028)	4.75%	09/01/2028	909,000	923,380

TOTAL CORPORATE BONDS (Cost $11,403,773)				11,533,662

EXCHANGE TRADED FUNDS - 15.2%			Shares	Value
AllianceBernstein Global High Income Fund, Inc.			115,295	1,201,374
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF(a)			9,981	372,092
Invesco Emerging Markets Sovereign Debt ETF			44,056	968,351
Invesco Global Ex US High Yield Corporate Bond ETF			18,703	374,621
iShares 0-5 Year High Yield Corporate Bond ETF			29,802	1,274,334
iShares J.P. Morgan EM High Yield Bond ETF(a)			29,165	1,191,390
VanEck Emerging Markets High Yield Bond ETF			43,682	884,997
TOTAL EXCHANGE TRADED FUNDS (Cost $6,481,147)				6,267,159

INVESTMENT COMPANIES - 14.2%			Shares	Value
Ares Capital Corp.(a)			67,753	1,261,561
Blue Owl Capital Corp.			29,820	336,668
Golub Capital BDC, Inc.(a)			81,410	976,106
Hercules Capital, Inc.(a)			78,874	1,120,799
PennantPark Floating Rate Capital Ltd.(a)			107,978	881,100
Sixth Street Specialty Lending, Inc.(a)			54,387	941,983
Trinity Capital, Inc.(a)			21,000	310,590
TOTAL INVESTMENT COMPANIES (Cost $7,234,027)				5,828,807

PREFERRED STOCKS - 29.3%	Shares	Value
Banks - 6.2%
Associated Banc-Corp. Series F, 5.63%, Perpetual	39,285	$815,556
Truist Financial Corp. Series O, 5.25%, Perpetual	40,651	889,444
Wells Fargo & Co. Series AA, 4.70%, Perpetual(a)	43,278	843,921
		2,548,921

Consumer Finance - 2.0%
Capital One Financial Corp. Series J, 4.80%, Perpetual	43,551	808,742

Diversified Banks - 4.7%
Bank of America Corp. Series KK, 5.38%, Perpetual	41,366	940,249
JPMorgan Chase & Co. Series EE, 6.00%, Perpetual	39,649	1,000,741
		1,940,990

Financial Services - 3.9%
Morgan Stanley Series L, 4.88%, Perpetual	42,550	888,019
Morgan Stanley Series O, 4.25%, Perpetual(a)	41,258	744,294
		1,632,313

Life Insurance - 4.0%
AEGON Funding Co. LLC, 5.10%, 12/15/2049 (Callable 03/15/2026)	41,639	832,780
MetLife, Inc. Series F, 4.75%, Perpetual	41,457	810,484
		1,643,264

Property & Casualty Insurance - 2.1%
Allstate Corp. Series H, 5.10%, Perpetual	40,468	861,564

Utilities - 4.4%
CMS Energy Corp., 5.88%, 03/01/2079 (Callable 01/24/2026)	40,378	940,000
Southern Co. Series 2020, 4.95%, 01/30/2080 (Callable 02/12/2026)	41,185	860,355
		1,800,355

Wireless Telecommunications Services - 2.0%
AT&T, Inc. Series C, 4.75%, Perpetual	42,004	818,238

TOTAL PREFERRED STOCKS (Cost $13,880,369)		12,054,387

SHORT-TERM INVESTMENTS - 19.1%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 19.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(c)	7,883,780	7,883,780

Money Market Funds - 0.0%(d)
First American Government Obligations Fund - Class X, 3.60%(c)	378	$378

TOTAL SHORT-TERM INVESTMENTS (Cost $7,884,158)		7,884,158

TOTAL INVESTMENTS - 118.6% (Cost $51,753,414)		$48,852,812
Liabilities in Excess of Other Assets - (18.6)%		(7,646,344)
TOTAL NET ASSETS - 100.0%		$41,206,468

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of February 28, 2026. The total market value of these securities was $7,438,155 which represented 18.1% of net assets.
(b)	At maturity security. Interest is paid in full at the maturity date.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.